CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Casino	$ 2,177	$ 2,286	$ 5,418
Food and beverage	788	823	1,495
Rooms	923	878	1,207
Other revenue	527	495	742
Reimbursed management costs	0	10	243
Less: casino promotional allowances	(538)	(563)	(1,138)
Net revenues	3,877	3,929	7,967
Direct
Casino	1,128	1,194	3,253
Food and beverage	383	399	694
Rooms	249	227	315
Property, general, administrative, and other	1,166	1,052	1,930
Reimbursable management costs	0	10	243
Depreciation and amortization	439	374	658
Impairment of goodwill	0	0	695
Impairment of tangible and other intangible assets	0	1	299
Corporate expense	166	174	232
Other operating costs	89	152	203
Total operating expenses	3,620	3,583	8,522
Income/(loss) from operations	257	346	(555)
Interest expense	(599)	(683)	(2,669)
Deconsolidation and restructuring of CEOC and other	(5,758)	6,115	(95)
Income/(loss) from continuing operations before income taxes	(6,100)	5,778	(3,319)
Income tax benefit/(provision)	(27)	119	596
Income/(loss) from continuing operations, net of income taxes	(6,127)	5,897	(2,723)
Discontinued operations, net of income taxes	3,380	155	(143)
Net income/(loss)	(2,747)	6,052	(2,866)
Net (income)/loss attributable to noncontrolling interests	(822)	(132)	83
Net income/(loss) attributable to Caesars	$ (3,569)	$ 5,920	$ (2,783)
Earnings/(loss) per share - basic and diluted
Basic earnings/(loss) per share from continuing operations	$ (47.52)	$ 39.80	$ (18.53)
Basic earnings/(loss) per share from discontinued operations	23.11	1.08	(1.00)
Basic earnings/(loss) per share	(24.41)	40.88	(19.53)
Diluted earnings/(loss) per share from continuing operations	(47.52)	39.20	(18.53)
Diluted earnings/(loss) per share from discontinued operations	23.11	1.06	(1.00)
Diluted earnings/(loss) per share	$ (24.41)	$ 40.26	$ (19.53)
Weighted-average common shares outstanding - basic	146	145	142
Weighted-average common shares outstanding - diluted	146	147	142
Comprehensive income/(loss):
Other comprehensive loss, net of income taxes	$ (2)	$ 0	$ (2)
Comprehensive income/(loss)	(2,749)	6,052	(2,868)
Comprehensive (income)/loss attributable to noncontrolling interests	(822)	(132)	83
Comprehensive income/(loss) attributable to Caesars	$ (3,571)	$ 5,920	$ (2,785)